EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 14:-	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2015	2014	2013
Net income	$685,866	$659,571	$652,800

Weighted average ordinary shares outstanding (in thousands)	179,218	188,487	195,647

Dilutive effect:
Employee stock options, RSUs and PSUs (in thousands)	4,401	3,813	3,840

Diluted weighted average ordinary shares outstanding (in thousands)	183,619	192,300	199,487

Basic earnings per ordinary share	$3.83	$3.50	$3.34

Diluted earnings per ordinary share	$3.74	$3.43	$3.27